UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                              811-5877

Dreyfus Strategic Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--152.0%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--4.1%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.05	6/1/39	11,915,000	11,961,111
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,975,000	4,027,788
Arizona--2.6%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	2,220,000	2,143,699
Arizona Health Facilities
Authority, Revenue (Banner
Health)	5.50	1/1/38	4,500,000	4,428,810
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000	3,697,960
Arkansas--.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,380,000	2,452,876
California--5.9%
California,
GO (Various Purpose)	5.25	11/1/27	4,240,000	4,320,348
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,950,944

California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	7,650,000	7,242,255
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch
Project)	5.30	9/1/47	1,000,000	895,090
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 a	3,990,112
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	2,000,000	2,005,460
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000 b	1,701,165
Colorado--3.5%
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	2,500,000	2,156,575
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project)	8.50	12/1/31	1,920,000	2,004,192
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,560,000	1,660,573
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	7,000,000 a	7,895,230
Connecticut--6.8%
Connecticut Development Authority,

PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	8,765,100
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	9,650,000	9,863,361
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,875,280
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	6.25	1/1/31	3,470,000	3,172,274
District of Columbia--3.4%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000 b	4,864,910
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.13	10/1/24	5,275,000	5,186,855
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	3,100,000	3,101,271
Florida--5.6%
Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	1,825,000	1,476,991
Florida Housing Finance
Corporation, Housing Revenue
(Seminole Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,306,458
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt

Obligated Group)	5.25	11/15/36	5,000,000	4,838,850
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	2,095,000 c	2,088,066
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 a	73,595
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,675,000	3,739,312
Orange County Health Facilities
Authority, Revenue (Adventist
Health System)	6.25	11/15/12	3,000,000 a	3,401,640
Georgia--1.7%
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,083,625
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,090,000	2,218,848
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,483,287
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	260,000	261,193
Illinois--8.5%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,605,000	1,650,004
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	4,000,000	2,340,320
Illinois Educational Facilities
Authority, Revenue

(Northwestern University)	5.00	6/1/12	11,720,000 c,d	11,767,466
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 a	5,413,200
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	10,900,000 a	11,539,285
Indiana--1.7%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,000,000 a	6,555,600
Kentucky--1.0%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's Healthcare, Inc.
Project)	6.13	2/1/37	4,000,000	4,067,000
Louisiana--6.1%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	1,785,419
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	3,936,320
Saint John the Baptist Parish,
Revenue (Marathon Oil
Corporation Project)	5.13	6/1/37	12,000,000	10,370,880
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	3,000,000	3,010,320
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	4,700,000	4,701,598
Maryland--2.7%

Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	2,137,486
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	5.25	7/1/38	5,000,000	5,206,300
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,188,226
Massachusetts--2.0%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	2,000,000 a	2,415,260
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	116,986
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	5,260,380
Michigan--4.4%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	3,737,560
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	8,120,000	7,841,484
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	6,900,000	5,752,737
Minnesota--2.8%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue

(HealthEast Project)	6.00	11/15/35	11,250,000	11,005,313
Mississippi--1.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	4,137,184
Missouri--2.2%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	8,400,000	8,399,328
Nebraska--.2%
Nebraska Investment Finance
Authority, SFMR	8.51	3/1/26	800,000 c,e	820,040
Nevada--2.8%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,565,420
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	8,000,000 a	8,457,520
New Hampshire--3.6%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA, Inc.)	6.00	5/1/21	2,690,000	2,717,922
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA, Inc.)	6.00	5/1/21	6,000,000	6,062,280
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,469,336
New Jersey--4.0%
New Jersey Economic Development

Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	4,620,000	3,781,193
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,095,000 a	11,961,061
New York--5.9%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	10,000,000 c,d	10,751,400
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	2,774,670
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	4,483,500
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,085,080
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	794,831
North Carolina--1.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	6.70	1/1/19	2,500,000	2,599,675
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,605,000	2,585,358
Ohio--5.2%
Buckeye Tobacco Settlement

Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	7,000,000	6,250,160
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,701,880
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	8,115,000 a	8,352,526
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	2,180,683
Oklahoma--1.4%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,250,000	2,294,032
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA, Inc.)	5.75	8/15/09	2,895,000 a	3,027,967
Pennsylvania--2.9%
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; MBIA, Inc.)	6.13	3/1/09	4,750,000 a	4,902,997
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	7,000,000	6,104,350
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	235,000	235,444
South Carolina--9.5%
Greenville County School District,
Installment Purchase Revenue

(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	19,000,000 a,c,d	21,337,095
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,262,080
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	8,500,000	8,170,455
Tennessee--4.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	2,000,000 a	2,389,220
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	4,875,000 a	5,823,724
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	3,750,000	3,419,700
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000	5,143,140
Tennessee Housing Development
Agency Homeownership Program
Revenue	6.00	1/1/28	1,340,000	1,355,852
Texas--27.7%
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	3,000,000	3,016,470
Brazos River Harbor Navigation
District, Revenue (The Dow

Chemical Company Project)	5.13	5/15/33	7,300,000	6,014,835
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000	2,828,190
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,734,425
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	4,099,050
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 a	7,776,020
Harris County Hospital District,
Senior Lien Revenue (Insured;
MBIA, Inc.)	5.25	2/15/42	5,000,000	4,957,050
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; MBIA, Inc.)	0.00	11/15/31	9,685,000 b	2,279,752
Katy Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	6.13	2/15/09	10,000,000 a	10,206,000
Lubbock Housing Financing
Corporation, SFMR
(Collateralized: FNMA and GNMA)	6.70	10/1/30	1,065,000	1,083,606
North Texas Tollway Authority,
First Tier System Revenue	5.75	1/1/40	14,705,000	14,472,808
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	6,438,996
Sabine River Authority,

PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	4,148,046
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	8,510,000	8,604,206
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	4,006,696
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	10.23	7/2/24	1,000,000 e	1,078,600
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,110,000	4,677,336
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	5,379,246
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,673,576
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	6,915,000	6,005,332
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	3,806,880
Virginia--4.4%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; FSA)	7.20	8/23/27	7,450,000 e	8,644,459
Virginia Housing Development

Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,623,859
Washington--4.3%
Washington Health Care Facilities
Authority, Insured Mortgage
Revenue (Highline Medical
Center) (Collateralized; FHA)	6.25	8/1/36	6,000,000	6,284,160
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 a	10,425,600
Wisconsin--7.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	8,360,000 c,d	8,322,213
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	14,570,000	15,091,169
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,616,820
Total Long-Term Municipal Investments
(cost $611,229,113)				593,826,751
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.5%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina;
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility;
Wachovia Bank)
(cost $1,800,000)	10.20	9/7/08	1,800,000 [f]	1,800,000
Total Investments (cost $613,029,113)			152.5%	595,626,751
Liabilities, Less Cash and Receivables			(4.9%)	(19,054,621)
Preferred Stock, at redemption value			(47.6%)	(186,000,000)
Net Assets Applicable to Common Shareholders			100.0%	390,572,130

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $55,086,280 or 14.1% of net assets applicable to Common Shareholders.

d	Collateral for floating rate borrowings.

e	Inverse floater security--the interest rate is subject to change periodically.

f	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

g	At August 31, 2008, the fund had $104,647,379 or 26.8% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $613,029,113. Net unrealized depreciation on investments was $17,402,362 of which $16,308,313 related to appreciated investment securities and $33,710,675 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	595,626,751		0

Level 3 - Significant Unobservable Inputs	0		0

Total	595,626,751		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)